PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2025
PROPERTY AND EQUIPMENT, NET
PROPERTY AND EQUIPMENT, NET

4.PROPERTY AND EQUIPMENT, NET

Property and equipment, net consist of the following:

	As of December 31,
	2024	2025
Cost:
Buildings	791	782
Leasehold improvements	11,187	10,872
Furniture, fixtures and equipment	2,363	2,490
Motor vehicles	2	3
	14,343	14,147
Less: Accumulated depreciation	8,769	9,121
	5,574	5,026
Construction in progress	108	204
Property and equipment, net	5,682	5,230

Depreciation expense was RMB1,276, RMB1,195 and RMB1,114 for the years ended December 31, 2023, 2024 and 2025, respectively.